Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0000723620
Document Creation Date	Feb. 26, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	NEUBERGER BERMAN INCOME FUNDS
Document Effective Date	Feb. 28, 2025
Prospectus Date	Feb. 28, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Neuberger Berman Core Bond Fund | Class A
Prospectus:
Trading Symbol	NCRAX
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Neuberger Berman Core Bond Fund | Class C
Prospectus:
Trading Symbol	NCRCX
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Neuberger Berman Core Bond Fund | Institutional Class
Prospectus:
Trading Symbol	NCRLX
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Class A
Prospectus:
Trading Symbol	NERAX
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Class C
Prospectus:
Trading Symbol	NERCX
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Institutional Class
Prospectus:
Trading Symbol	NERIX
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Neuberger Berman Floating Rate Income Fund | Class A
Prospectus:
Trading Symbol	NFIAX
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Neuberger Berman Floating Rate Income Fund | Class C
Prospectus:
Trading Symbol	NFICX
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Neuberger Berman Floating Rate Income Fund | Institutional Class
Prospectus:
Trading Symbol	NFIIX
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Neuberger Berman High Income Bond Fund | Class A
Prospectus:
Trading Symbol	NHIAX
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Neuberger Berman High Income Bond Fund | Class C
Prospectus:
Trading Symbol	NHICX
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Neuberger Berman High Income Bond Fund | Institutional Class
Prospectus:
Trading Symbol	NHILX
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Neuberger Berman Municipal High Income Fund | Class A
Prospectus:
Trading Symbol	NMHAX
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Neuberger Berman Municipal High Income Fund | Class C
Prospectus:
Trading Symbol	NMHCX
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Neuberger Berman Municipal High Income Fund | Institutional Class
Prospectus:
Trading Symbol	NMHIX
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Berman Municipal Impact Fund | Class A
Prospectus:
Trading Symbol	NIMAX
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Berman Municipal Impact Fund | Class C
Prospectus:
Trading Symbol	NIMCX
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Berman Municipal Impact Fund | Institutional Class
Prospectus:
Trading Symbol	NMIIX
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Neuberger Berman Municipal Intermediate Bond Fund | Class A
Prospectus:
Trading Symbol	NMNAX
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Neuberger Berman Municipal Intermediate Bond Fund | Class C
Prospectus:
Trading Symbol	NMNCX
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Neuberger Berman Municipal Intermediate Bond Fund | Institutional Class
Prospectus:
Trading Symbol	NMNLX
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Neuberger Berman Strategic Income Fund | Class A
Prospectus:
Trading Symbol	NSTAX
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Neuberger Berman Strategic Income Fund | Class C
Prospectus:
Trading Symbol	NSTCX
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Neuberger Berman Strategic Income Fund | Institutional Class
Prospectus:
Trading Symbol	NSTLX
Investor Class Shares (NCRIX) | Neuberger Berman Core Bond Fund | Investor Class
Prospectus:
Trading Symbol	NCRIX
Investor Class Shares (NHINX) | Neuberger Berman High Income Bond Fund | Investor Class
Prospectus:
Trading Symbol	NHINX
Investor Class Shares (NMUIX) | Neuberger Berman Municipal Intermediate Bond Fund | Investor Class
Prospectus:
Trading Symbol	NMUIX
Class R6 Shares (NRCRX) | Neuberger Berman Core Bond Fund | Class R6
Prospectus:
Trading Symbol	NRCRX
Class R6 Shares (NRHIX) | Neuberger Berman High Income Bond Fund | Class R6
Prospectus:
Trading Symbol	NRHIX
Class R6 (NRSIX) | Neuberger Berman Strategic Income Fund | Class R6
Prospectus:
Trading Symbol	NRSIX
Trust Class Shares (NSTTX) | Neuberger Berman Strategic Income Fund | Trust Class
Prospectus:
Trading Symbol	NSTTX
Class R3 Shares (NHIRX) | Neuberger Berman High Income Bond Fund | Class R3
Prospectus:
Trading Symbol	NHIRX
Class E Shares (NHIEX) | Neuberger Berman High Income Bond Fund | Class E Shares
Prospectus:
Trading Symbol	NHIEX